Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory consisted of the following:
	December 31, 2018	December 31, 2017

Raw materials	$1,619,504	$1,513,306
Finished products	261,283	876,003
Work in process	76,271	183,249
Total Inventory	$1,957,058	$2,572,558